Equipment, net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equipment, net
Equipment	$ 9,366	$ 9,366	$ 9,365
Vehicle	361,216	120,155	0
Equipment Gross	370,582	129,521	9,365
Less: accumulated depreciation	(30,703)	(18,147)	(2,066)
Equipment, net	$ 339,879	$ 111,374	$ 7,299